UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	05-31-2019

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
California Tax-Free Money Market Fund
May 31, 2019

California Tax-Free Money Market - Schedule of Investments
MAY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.3%
California — 99.0%
Alameda-Contra Costa Schools Financing Authority COP, VRDN, 1.18%, 6/7/19 (LOC: City National Bank and FHLB)	1,135,000	1,135,000
California Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 1.50%, 6/7/19 (LOC: Bank of Stockton and FHLB)	2,845,000	2,845,000
California Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 1.52%, 6/7/19 (LOC: First Republic Bank and FHLB)	5,405,000	5,405,000
California Infrastructure & Economic Development Bank Rev., (Bay Institute Aquarium Foundation), VRDN, 1.25%, 6/7/19 (LOC: Union Bank N.A. and FHLB)	1,825,000	1,825,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 1.46%, 6/7/19 (LOC: Rabobank N.A. and Rabobank Nederland)	4,565,000	4,565,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 1.46%, 6/7/19 (LOC: Rabobank N.A. and Rabobank Cooperatieve)	2,035,000	2,035,000
California Infrastructure & Economic Development Bank Rev., (EB Property Management LLC), VRDN, 1.42%, 6/7/19 (LOC: California United Bank and Wells Fargo Bank N.A.)	1,180,000	1,180,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA LLC), VRDN, 1.45%, 6/7/19 (LOC: Bank of the West)	820,000	820,000
California Infrastructure & Economic Development Bank Rev., VRDN, 1.46%, 6/7/19 (LOC: Union Bank N.A.)	2,030,000	2,030,000
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 1.45%, 6/3/19 (GA: Chevron Corp.)	3,000,000	3,000,000
California Municipal Finance Authority Rev., (High Desert Partnership In Academic Excellence Foundation, Inc.), VRDN, 1.46%, 6/7/19 (LOC: Union Bank N.A.)	1,855,000	1,855,000
California Municipal Finance Authority Rev., VRDN, 1.10%, 6/7/19 (LOC: FHLB)	2,400,000	2,400,000
California Pollution Control Financing Authority Rev., (Recology, Inc.), VRDN, 1.37%, 6/7/19 (LOC: Bank of America N.A.)	2,575,000	2,575,000
California Statewide Communities Development Authority Rev., (Chevron USA, Inc.), VRDN, 1.45%, 6/3/19 (GA: Chevron Corp.)	2,000,000	2,000,000
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.20%, 6/7/19	6,400,000	6,400,000
California Statewide Communities Development Authority Rev., (Uptown Newport Building Owner LP), VRDN, 1.46%, 6/7/19 (LOC: East West Bank, Zions Bank and FHLB)	7,600,000	7,600,000
California Statewide Communities Development Authority Rev., Series 2008 A, (Kaiser Credit Group), VRDN, 1.20%, 6/7/19	1,500,000	1,500,000
Calleguas-Las Virgenes Public Financing Authority Rev., VRDN, 1.34%, 6/7/19 (LOC: Wells Fargo Bank N.A.)	900,000	900,000
Irvine Ranch Water District Special Assessment, VRN, 1.41%, (MUNIPSA less 0.01%), 10/1/37	2,240,000	2,240,000
Irvine Ranch Water District Special Assessment, VRN, 1.41%, (MUNIPSA less 0.01%), 10/1/37	2,160,000	2,160,000
Los Angeles Community Redevelopment Agency Rev., (Promenade Towers Ltd.), VRDN, 1.17%, 6/7/19 (LIQ FAC: FHLMC)	6,100,000	6,100,000
Los Angeles County Metropolitan Transportation Authority, 1.55%, 7/10/19 (LOC: Citibank N.A.)	4,000,000	4,000,000
Manteca Redevelopment Agency Tax Allocation, VRDN, 1.70%, 6/3/19 (LOC: State Street Bank & Trust Co.)	2,720,000	2,720,000
Metropolitan Water District of Southern California Rev., VRN, 1.39%, (MUNIPSA less 0.03%), 7/1/47	5,000,000	5,000,000
Modesto Rev., (Westdale Commons), VRDN, 1.15%, 6/7/19 (LOC: FNMA)(LIQ FAC: FNMA)	1,900,000	1,900,000
Municipal Improvement Corp. of Los Angeles Lease Revenue, 1.75%, 6/3/19 (LOC: Bank of the West)	6,200,000	6,200,000
Pasadena COP, VRDN, 1.10%, 6/7/19 (LOC: Bank of America N.A.)	900,000	900,000
Reedley COP, (Mennonite Brethren Homes, Inc.), VRDN, 1.47%, 6/7/19 (LOC: Bank of the Sierra and FHLB)	5,380,000	5,380,000
Sacramento County Sanitation Districts Financing Authority Rev., VRDN, 1.13%, 6/7/19 (LOC: Bank of America N.A.)	600,000	600,000
San Bernardino County Flood Control District Rev., VRDN, 1.25%, 6/7/19 (LOC: Bank of America N.A.)	1,000,000	1,000,000
San Diego County Water Authority Financing Corp., 1.50%, 6/11/19 (LIQ FAC: Bank of America N.A.)	4,000,000	4,000,000
San Francisco City & County Public Utilities Commission Power Rev., 1.70%, 6/4/19 (LOC: Bank of America N.A.)	2,502,000	2,502,000
San Francisco City & County Public Utilities Commission Wastewater Rev., 1.63%, 7/30/19 (LOC: Bank of America N.A.)	3,172,000	3,172,000

Santa Clara County Financing Authority Rev., (El Camino Hospital), VRDN, 1.02%, 6/7/19 (LOC: Wells Fargo Bank N.A.)	2,125,000	2,125,000
State of California GO, 1.55%, 6/5/19 (LOC: Royal Bank of Canada)	5,000,000	5,000,000
State of California GO, VRDN, 1.23%, 6/3/19 (LOC: U.S. Bank N.A.)	2,455,000	2,455,000
State of California Department of Water Resources Rev., 1.35%, 7/2/19	5,337,000	5,337,000
State of California Department of Water Resources Rev., 1.35%, 7/9/19	2,256,000	2,256,000
State of California Department of Water Resources Rev., 1.35%, 7/10/19	1,919,000	1,919,000
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 1.50%, 6/7/19 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.40%, 6/7/19 (LIQ FAC: Barclays Bank plc)(1)	2,220,000	2,220,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.43%, 6/7/19 (LIQ FAC: Bank of America N.A.)(1)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.45%, 6/7/19 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	2,900,000	2,900,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.45%, 6/7/19 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.50%, 6/7/19 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	6,750,000	6,750,000
Town of Apple Valley COP, VRDN, 1.46%, 6/7/19 (LOC: Union Bank N.A.)	385,000	385,000
Town of Hillsborough COP, VRDN, 1.10%, 6/7/19 (SBBPA: Bank of the West)	900,000	900,000
Town of Hillsborough COP, VRDN, 1.10%, 6/7/19 (SBBPA: Bank of the West)	1,200,000	1,200,000
University of California, 1.80%, 7/29/19	1,000,000	1,000,000
Victorville Joint Powers Finance Authority Rev., VRDN, 1.49%, 6/7/19 (LOC: BNP Paribas)	13,060,000	13,060,000
Yolo County Rev., (Beckett Hall, Inc.), VRDN, 1.44%, 6/7/19 (LOC: Bank of the West)	5,400,000	5,400,000
		161,851,000
Nevada — 0.3%
Truckee Meadows Water Authority Rev., 1.42%, 7/1/19 (LOC: Wells Fargo Bank N.A.)	412,000	412,000
TOTAL INVESTMENT SECURITIES — 99.3%		162,263,000
OTHER ASSETS AND LIABILITIES — 0.7%		1,160,796
TOTAL NET ASSETS — 100.0%		$163,423,796

NOTES TO SCHEDULE OF INVESTMENTS
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $22,870,000, which represented 14.0% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	July 30, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	July 30, 2019